UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-06260

The Quaker Investment Trust

309 Technology drive
Malvern, pa 19355
(Address of principal executive offices) (Zip code)

quaker investment trust
309 technology drive
malvern, pa 19355
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-220-8888

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1. Schedules of Investments
	Schedule of Investments and Securities Sold Short

	Quaker Biotech Pharma-Healthcare Fund
	September 30, 2008 (unaudited)
		Number	Fair
		of Shares	Value
	Domestic Common Stocks – 78.36%
	Healthcare – 78.36%
	Biotechnology – 57.62%
	Alexion Pharmaceuticals, Inc.(a)	5,300	$208,290
	Allergan, Inc.	7,000	360,500
	Amgen, Inc.(a)	5,523	327,348
	Amylin Pharmaceuticals, Inc.(a)(b)	9,200	186,024
	Biogen Idec, Inc.(a)	6,900	347,001
	Celgene Corp.(a)	7,070	447,390
	Genzyme Corp.(a)	5,800	469,162
	Illumina, Inc.(a)(b)	3,400	137,802
	InterMune, Inc.(a)(b)	8,623	147,540
	Momenta Pharmaceuticals, Inc.(a)	6,631	86,932
	Myriad Genetics, Inc.(a)(b)	2,800	181,664
	Onyx Pharmaceuticals, Inc.(a)	5,000	180,900
	Progenics Pharmaceuticals, Inc.(a)(b)	16,742	222,836
	Savient Pharmaceuticals, Inc.(a)(b)	12,295	183,319
	Sequenom, Inc.(a)	4,849	129,080
	Vertex Pharmaceuticals, Inc.(a)	2,000	66,480
			3,682,268
	Healthcare-Products – 7.68%
	Align Technology, Inc.(a)(b)	17,341	187,803
	DexCom, Inc.	12,172	75,345
	Luminex Corp.(a)(b)	2,973	74,355
	Varian Medical Systems, Inc.(a)	2,686	153,451
			490,954
	Pharmaceuticals – 13.06%
	Akorn, Inc.(a)(b)	25,703	131,856
	Cardiome Pharma Corp.(a)(b)	15,930	121,068
	Schering-Plough Corp.	16,300	301,061
	Wyeth	7,600	280,744
			834,729
	Total Healthcare
	(Cost: $5,284,359)		5,007,951
	Total Domestic Common Stocks
	(Cost $5,284,359)		5,007,951
	Foreign Common Stocks – 9.73%
	Denmark – 3.44%
	Pharmaceuticals – 3.44%
	Novo Nordisk A/S	4,298	219,749
	Total Denmark
	(Cost: $267,262)		219,749
	Israel – 1.02%
	Healthcare-Products – 1.02%
	Given Imaging Ltd.(a)	5,861	65,350
	Total Israel
	(Cost: $97,262)		65,350
	Switzerland – 5.27%
	Biotechnology – 5.27%
	Basilea Pharmaceutica AG(a)	2,294	336,693
	Total Switzerland
	(Cost: $349,077)		336,693
	Total Foreign Common Stocks
	(Cost $713,601)		621,792

	Short-Term Investment – 17.34%
	Investment Trust -- 17.34%
	Securities Lending Investment Fund,
	a series of the Brown Brothers Investment Trust, 2.32%(c)(d)	1,108,454	1,108,454
	Total Short-Term Investment
	(Cost $1,108,454)		1,108,454
	Total Investments
	(Cost $5,997,960) – 105.43%		6,738,197
	Liabilities in Excess of Other Assets, Net (5.43)%		(346,822)
	Total Net Assets - 100.00%		$6,391,375

	Schedule of Securities Sold Short
	Common Stocks – 9.80%
	Actelion, Ltd.(a)	2,699	$137,087
	Johnson & Johnson	3,400	235,552
	Sangamo Biosciences, Inc.(a)	9,400	72,380
	Sepracor, Inc.(a)	9,900	181,269
	Total Common Stocks (Proceeds: $642,169)		626,288
	Total Securities Sold Short (Proceeds: $642,169)		$626,288

	ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

	Schedule of Investments

	Quaker Global Total Return Fund
	September 30, 2008 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 84.03%

	Bermuda - 2.30%
	Bunge Ltd.(a)	11,690	$738,574
	Total Bermuda (Cost $1,263,044)		738,574
	Brazil - 5.45%
	Banco Bradesco SA ADR	42,000	676,200
	Banco Itau Holding Financeira SA ADR	61,400	1,074,500
			1,750,700
	Total Brazil (Cost $1,751,368)		1,750,700
	Canada - 17.01%
	Canadian National Railway Co.	16,700	798,761
	Canadian Natural Resources Ltd.	14,330	981,032
	Encana Corp.	9,800	644,154
	Manulife Financial Corp.	19,000	697,110
	Potash Corp. of Saskatchewan	9,410	1,242,214
	Suncor Energy, Inc.	26,150	1,101,961
			5,465,232
	Total Canada (Cost $6,847,603)		5,465,232
	Chile - 0.99%
	Sociedad Quimica y Minera de Chile SA ADR	12,600	317,646
	Total Chile (Cost $353,391)		317,646
	France - 3.16%
	Total SA ADR	16,700	1,013,356
	Total France (Cost $1,106,460)		1,013,356
	Israel - 0.81%
	Check Point Software Technologies(b)	11,500	261,510
	Total Israel (Cost $281,228)		261,510
	Netherland Antilles - 3.80%
	Schlumberger Ltd.	15,650	1,222,108
	Total Netherland Antilles (Cost $1,460,131)		1,222,108
	Switzerland - 8.23%
	ABB Ltd. ADR	27,500	533,500
	Ace Ltd.	14,200	768,646
	Novartis AG ADR	12,600	665,784
	Roche Holding Ltd. ADR	8,730	674,829
			2,642,759
	Total Switzerland (Cost $3,031,742)		2,642,759
	United Kingdom - 3.00%
	Diageo PLC ADR	14,000	964,040
	Total United Kingdom (Cost $1,045,067)		964,040
	United States - 39.28%
	American Ecology Corp.	6,100	168,787
	Anadarko Petroleum Corp.	18,900	916,839
	Archer-Daniels-Midland Co.	37,500	821,625
	Cisco Systems, Inc.(b)	15,600	351,936
	CONSOL Energy, Inc.	13,390	614,467
	CVS Caremark Corp.(a)	15,700	528,462
	FedEx Corp.	7,010	554,070
	Freeport-McMoRan Copper & Gold, Inc.(a)	17,370	987,485
	Marsh & McLennan Cos., Inc.	10,700	339,832
	Monsanto Co.	10,810	1,069,974
	News Corp. Inc.	81,900	981,981
	Peabody Energy Corp.	15,000	675,000
	Philip Morris International	12,700	610,870
	Raytheon Co.	11,700	626,067
	Sprint Nextel Corp.(a)	113,400	691,740
	Staples, Inc.(a)	23,400	526,500
	Star Bulk Carriers Corp.(a)	10,200	71,400
	The Gap, Inc.(a)	38,100	677,418
	UnitedHealth Group, Inc.	23,600	599,204
	Weyerhaeuser Co.(a)	13,300	805,714
			12,619,371
	Total United States (Cost $15,410,726)		12,619,371
	Total Common Stocks
	(Cost $10,565,348)		26,995,296

		Par Value/
		Number
		of Shares
	Short-Term Investments – 25.68%
	Investment Trust -- 13.66%
	Securities Lending Investment Fund,
	a series of the Brown Brothers Investment Trust, 2.32%(c)(d)	4,387,566	4,387,566
	Time Deposit – 12.02%
	Ciitbank (London) 3.47%, 10/01/2008	$3,863,896	3,863,896
	Total Short-Term Investments
	(Cost $8,251,462)		8,251,462
	Total Investments
	(Cost $40,802,222) – 109.71%		35,246,758
	Liabilities in Excess of Other Assets, Net (9.71)%		(3,120,228)
	Total Net Assets – 100.00%		$32,126,530

	ADR American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

	Schedule of Investments

	Quaker Strategic Growth Fund
	September 30, 2008 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 69.88%
	Basic Materials – 12.79%
	Chemicals – 7.21%
	Monsanto Co.	348,570	$34,501,459
	Potash Corp. of Saskatchewan	297,740	39,304,657
			73,806,116
	Forest Products & Paper – 2.52%
	Weyerhaeuser Co.(a)	425,000	25,746,500
	Mining – 3.06%
	Freeport-McMoRan Copper & Gold, Inc.	551,700	31,364,145
	Total Basic Materials
	(Cost: $157,122,821)		130,916,761
	Communications – 6.96%
	Internet – 0.79%
	Check Point Software Technologies(b)	357,300	8,125,002
	Multimedia – 2.99%
	News Corp., Inc.	2,553,800	30,620,062
	Telecommunications – 3.18%
	Cisco Systems, Inc.(b)	486,800	10,982,208
	Sprint Nextel Corp.(a)	3,535,200	21,564,720
			32,546,928
	Total Communications
	(Cost: $85,784,553)		71,291,992
	Consumer, Cyclical – 5.34%
	Retail – 5.34%
	CVS Caremark Corp.	496,900	16,725,654
	Staples, Inc.(a)	739,300	16,634,250
	The Gap, Inc.	1,199,700	21,330,666
			54,690,570
	Total Consumer, Cyclical
	(Cost: $61,133,447)		54,690,570
	Consumer, Non-cyclical – 6.72%
	Agricultural Products – 6.72%
	Archer-Daniels-Midland Co.	1,171,300	25,663,183
	Bunge Ltd.	374,770	23,677,969
	Philip Morris International	403,900	19,427,590
			68,768,742
	Total Consumer, Non-Cyclical
	(Cost: $88,552,813)		68,768,742
	Diversified – 0.22%
	Holding Companies-Divers – 0.22%
	Star Bulk Carriers Corp.	319,188	2,234,316
	Total Diversified
	(Cost: $4,217,412)		2,234,316
	Energy – 24.62%
	Coal – 3.92%
	CONSOL Energy, Inc.	418,510	19,205,424
	Peabody Energy Corp.	466,000	20,970,000
			40,175,424
	Oil & Gas – 16.60%
	Anadarko Petroleum Corp.	590,500	28,645,155
	Canadian Natural Resources Ltd.	449,440	30,768,662
	Hess Corp.	349,930	28,722,254
	Suncor Energy, Inc.	818,400	34,487,376
	Transocean, Inc.	59,690	6,556,350
	XTO Energy, Inc.	876,390	40,769,663
			169,949,460
	Oil & Gas Services – 4.10%
	Schlumberger Ltd.	497,580	38,856,022
	Weatherford International Ltd.(b)	124,100	3,119,874
			41,975,896
	Total Energy
	(Cost: $295,753,394)		252,100,780
	Financial – 5.56%
	Insurance – 5.56%
	Ace Ltd.	447,700	24,234,001
	Marsh & McLennan Cos., Inc.	333,400	10,588,784
	Metlife, Inc.	393,800	22,052,800
			56,875,585
	Total Financial
	(Cost: $56,094,629)		56,875,585
	Healthcare – 1.85%
	Healthcare-Services – 1.85%
	UnitedHealth Group, Inc.	744,500	18,902,855
	Total Healthcare
	(Cost: $22,097,773)		18,902,855
	Industrial – 5.82%
	Aerospace & Defense – 1.94%
	Raytheon Co.	372,200	19,916,422
	Engineering & Construction – 1.65%
	ABB Ltd. ADR	870,942	16,896,275
	Environmental Control – 0.52%
	American Ecology Corp.	194,077	5,370,111
	Transportation – 1.71%
	FedEx Corp.	220,909	17,460,647
	Total Industrial
	(Cost: $72,785,331)		59,643,455
	Total Common Stocks
	(Cost $843,542,173)		715,425,056

	Warrant – 0.00%
	Waste Management Services, Inc. Warrants Expiration:
	April, 2009(b)(c)	50,000	0
	Total Warrants
	(Cost $0)		0

		Par Value/
		Number
		of Shares
	Short-Term Investments – 36.17%
	Investment Trust -- 10.43%
	Securities Lending Investment Fund,
	a series of the Brown Brothers Investment Trust, 2.32%(d)(e)	106,810,643	106,810,643
	Time Deposit – 25.74%
	Citibank (London) - 3.47%, 10/01/2008	$263,493,959	263,493,958
	Total Short-Term Investments
	(Cost $370,304,601)		370,304,601
	Total Investments
	(Cost $1,213,846,774) – 106.05%		1,085,729,657
	Liabilities in Excess of Other Assets, Net (6.05%)		(61,959,397)
	Total Net Assets – 100.00%		$1,023,770,260

	ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Restricted Security.
	Waste Management Services, Inc. warrants were acquired on November 17, 2006 at a cost of $0. Since market
	quotations are not readily available for these securities, they were valued at fair value as determined by the Adviser
	using procedures approved by the Board of Trustees. The total fair value of such securities at September 30, 2008
	is $0, which represents 0.00% of total net assets.
(d)	Represents investment of collateral received from securities lending transactions.
(e)	The rate shown is the annualized seven-day yield at period end.

	Schedule of Investments

	Quaker Capital Opportunities Fund
	September 30, 2008 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 95.00%
	Basic Materials – 3.07%
	Chemicals – 3.07%
	Air Products & Chemicals, Inc.	4,800	$328,752
	Total Basic Materials
	(Cost: $398,048)		328,752
	Communications – 5.77%
	Advertising – 2.09%
	Omnicom Group, Inc.	5,800	223,648
	Telecommunications – 3.68%
	AT&T, Inc.	14,100	393,672
	Total Communications
	(Cost: $815,615)		617,320
	Consumer, Cyclical – 4.02%
	Retail – 4.02%
	CVS Caremark Corp.(a)	12,800	430,848
	Total Consumer, Cyclical
	(Cost: $381,252)		430,848
	Consumer, Non-cyclical – 13.06%
	Cosmetics & Toiletries – 4.15%
	Colgate-Palmolive Co.	5,900	444,565
	Food & Beverages – 8.91%
	Diageo PLC ADR	6,400	440,704
	PepsiCo, Inc.	7,200	513,144
			953,848
	Total Consumer, Non-Cyclical
	(Cost: $1,181,709)		1,398,413
	Energy – 17.96%
	Oil & Gas – 17.96%
	ConocoPhillips	5,300	388,225
	Devon Energy Corp.	4,600	419,520
	Exxon Mobil Corp.	5,500	427,130
	Total SA ADR	7,500	455,100
	XTO Energy, Inc.(a)	5,000	232,600
			1,922,575
	Total Energy
	(Cost: $2,195,806)		1,922,575
	Financial – 3.68%
	Insurance – 3.68%
	Aflac, Inc.	6,700	393,625
	Total Financial
	(Cost: $373,824)		393,625
	Healthcare – 9.71%
	Biotechnology – 5.22%
	Genentech, Inc.(b)	6,300	558,684
	Pharmaceuticals – 4.49%
	Teva Pharmaceutical Industries Ltd. ADR(a)	10,500	480,795
	Total Healthcare
	(Cost: $864,086)		1,039,479
	Industrial – 13.23%
	Aerospace & Defense – 7.29%
	General Dynamics Corp.	5,800	426,996
	L-3 Communication Holdings, Inc.	3,600	353,952
			780,948
	Electronics – 2.06%
	Thermo Fisher Scientific, Inc.(a)(b)	4,000	220,000
	Miscellaneous Manufacturing – 3.88%
	Textron, Inc.	14,200	415,776
	Total Industrial
	(Cost: $1,684,518)		1,416,724
	Technology – 24.50%
	Computer Services – 7.89%
	Automatic Data Processing, Inc.	9,400	401,850
	Oracle Corp.(b)	21,800	442,758
			844,608
	Computer Software & Services – 4.59%
	Microsoft Corp.(a)	18,400	491,096
	Computers – 7.98%
	Hewlett-Packard Co.	9,800	453,152
	International Business Machines Corp.	3,430	401,173
			854,325
	Software – 4.04%
	Autodesk, Inc.(b)	12,900	432,795
	Total Technology
	(Cost: $2,670,490)		2,622,824
	Total Common Stocks
	(Cost $10,565,348)		10,170,560

		Par Value/
		Number
		of Shares
	Short-Term Investments – 20.07%
	Investment Trust -- 14.93%
	Securities Lending Investment Fund,
	a series of the Brown Brothers Investment Trust, 2.32%(c)(d)	1,598,255	1,598,255
	Time Deposit – 5.14%
	Citibank (London) 3.47%, 10/01/2008	$550,165	550,164
	Total Short-Term Investments
	(Cost $2,148,419)		2,148,419
	Total Investments
	(Cost $12,713,767) – 115.07%		12,318,979
	Liabilities in Excess of Other Assets, Net (15.07)%		(1,612,958)
	Total Net Assets – 100.00%		$10,706,021

	ADR - American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

	Schedule of Investments

	Quaker Mid-Cap Value Fund
	September 30, 2008 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 99.90%
	Basic Materials – 6.83%
	Chemicals – 2.91%
	OM Group, Inc.(a)(b)	10,500	$236,250
	Terra Industries, Inc.	9,000	264,600
			500,850
	Iron & Steel Production – 1.98%
	Steel Dynamics, Inc.	20,000	341,800
	Mining – 1.94%
	Cameco Corp.	15,000	334,650
	Total Basic Materials
	(Cost: $2,069,463)		1,177,300
	Communications – 2.02%
	Internet – 2.02%
	Akamai Technologies, Inc.(a)	20,000	348,800
	Total Communications
	(Cost: $552,230)		348,800
	Consumer, Cyclical – 12.68%
	Apparel – 8.19%
	Gymboree Corp.(a)	18,000	639,000
	VF Corp.	10,000	773,100
			1,412,100
	Leisure Time – 4.49%
	Polaris Industries, Inc.(b)	17,000	773,330
	Total Consumer, Cyclical
	(Cost: $2,227,738)		2,185,430
	Consumer, Non-cyclical – 7.50%
	Agricultural Products – 2.57%
	Bunge Ltd.(b)	7,000	442,260
	Distribution & Wholesale – 3.01%
	Fossil, Inc.(a)	18,400	519,432
	Household Products/Wares – 1.92%
	Tupperware Brands Corp.	12,000	331,560
	Total Consumer, Non-Cyclical
	(Cost: $1,629,871)		1,293,252
	Energy – 7.50%
	Oil & Gas – 7.50%
	Holly Corp.	15,000	433,800
	National Oilwell Varco, Inc.(a)(b)	4,000	200,920
	Noble Corp.(b)	15,000	658,500
			1,293,220
	Total Energy
	(Cost: $1,699,113)		1,293,220
	Financial – 17.88%
	Insurance – 17.88%
	American Financial Group, Inc.	30,000	885,000
	Assurant, Inc.	5,000	275,000
	Cigna Corp.	14,000	475,720
	Reinsurance Group America, Inc.(b)	16,000	864,000
	StanCorp. Financial Group, Inc.	11,200	582,400
			3,082,120
	Total Financial
	(Cost: $3,435,285)		3,082,120
	Healthcare – 9.97%
	Pharmaceuticals – 9.97%
	Endo Pharmaceuticals Holdings, Inc.(a)	30,000	600,000
	Forest Laboratories, Inc.(a)	20,000	565,600
	Herbalife Ltd.	14,000	553,280
			1,718,880
	Total Healthcare
	(Cost: $2,097,597)		1,718,880
	Industrial – 24.75%
	Electrical Components & Equipment – 6.22%
	Ametek, Inc.	12,500	509,625
	Amphenol Corp.	14,000	561,960
			1,071,585
	Electronics – 1.42%
	Jabil Circuit, Inc.	25,600	244,224
	Hand & Machine Tools – 2.98%
	Lincoln Electric Holdings, Inc.	8,000	514,480
	Machinery-Diversified – 4.95%
	Cummins, Inc.	10,000	437,200
	Gardner Denver, Inc.(a)	12,000	416,640
			853,840
	Metal Fabricate & Hardware – 3.66%
	Precision Castparts Corp.	8,000	630,240
	Miscellaneous Manufacturing – 1.56%
	SPX Corp.	3,500	269,500
	Transportation – 3.96%
	CSX Corp.	6,000	327,420
	DryShips, Inc.(b)	10,000	354,900
			682,320
	Total Industrial
	(Cost: $5,051,349)		4,266,189
	Technology – 8.08%
	Computers – 3.80%
	Computer Sciences Corp.(a)	5,000	200,950
	Seagate Technology	37,500	454,500
			655,450
	Electrical Components & Equipment – 2.28%
	Altera Corp.(b)	19,000	392,920
	Semiconductors – 2.00%
	National Semiconductor Corp.	20,000	344,200
	Total Technology
	(Cost: $2,056,341)		1,392,570
	Utilities – 2.69%
	Gas – 2.69%
	Sempra Energy	9,200	464,324
	Total Utilities
	(Cost: $525,751)		464,324
	Total Common Stocks
	(Cost $21,344,738)		17,222,085

		Par Value/
		Number	Fair
		of Shares	Value
	Short-Term Investments – 22.28%
	Investment Trust -- 21.93%
	Securities Lending Investment Fund,
	a series of the Brown Brothers Investment Trust, 2.32%(c)(d)	3,780,376	3,780,376
	Time Deposit – 0.35%
	BBH (Cayman) 3.47%, 10/01/2008	$60,327	60,327
	Total Short-Term Investments
	(Cost $3,840,703)		3,840,703
	Total Investments
	(Cost $25,185,441) – 122.18%		21,062,788
	Liabilities in Excess of Other Assets, Net (22.18)%		(3,822,985)
	Total Net Assets – 100.00%		$17,239,803

	ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

	Schedule of Investments

	Quaker Small-Cap Value Fund
	September 30, 2008 (unaudited)
		Number	Fair
		of Shares	Value
	Common Stocks – 98.61%
	Basic Materials – 3.55%
	Chemicals – 3.27%
	Chemtura Corp.	27,100	$123,576
	Ferro Corp.	38,300	769,830
	Lubrizol Corp.	18,600	802,404
	Minerals Technologies, Inc.	13,000	771,680
	Schulman A, Inc.	19,600	387,688
	Westlake Chemical Corp.(a)	27,600	580,428
			3,435,606
	Iron & Steel Production – 0.28%
	Reliance Steel & Aluminum Co.	7,700	292,369
	Total Basic Materials
	(Cost: $4,231,996)		3,727,975
	Communications – 8.00%
	Internet – 4.21%
	Avocent Corp.(b)	8,900	182,094
	Check Point Software Technologies(b)	19,900	452,526
	Digital River, Inc.(b)	11,400	369,360
	F5 Networks, Inc.(b)	14,100	329,658
	j2 Global Communications, Inc.(a)(b)	30,900	721,515
	LoopNet, Inc.(b)	37,800	371,574
	NetFlix, Inc.(a)(b)	28,900	892,432
	S1 Corp.(b)	38,100	233,172
	Stamps.com, Inc.(b)	23,100	269,577
	Valueclick, Inc.(b)	58,900	602,547
			4,424,455
	Internet Software & Services – 0.71%
	Earthlink, Inc.(b)	87,700	745,450
	Media – 0.03%
	Westwood One, Inc.(b)	60,000	33,000
	Telecommunications – 3.05%
	Anixter International, Inc.(a)(b)	13,900	827,189
	CenturyTel, Inc.	15,200	557,080
	NeuStar, Inc.(b)	36,000	716,040
	NTELOS Holdings Corp.	31,200	838,968
	USA Mobility, Inc.	23,700	260,700
			3,199,977
	Total Communications
	(Cost: $9,958,366)		8,402,882
	Consumer, Cyclical – 17.63%
	Airlines – 1.39%
	Pinnacle Airlines Corp.(a)(b)	35,700	142,086
	Republican Airways Holdings, Inc.(b)	74,800	762,212
	Skywest, Inc.	34,800	556,104
			1,460,402
	Apparel – 1.53%
	Gymboree Corp.(b)	6,200	220,100
	Steven Madden Ltd.(b)	31,300	775,614
	True Religion Apparel, Inc.(a)(b)	14,200	367,070
	Warnaco Group, Inc.(b)	5,400	244,566
			1,607,350
	Auto Parts & Equipment – 1.01%
	Autoliv, Inc.	10,500	354,375
	TRW Automotive Holdings Corp.(b)	44,100	701,631
			1,056,006
	Distribution & Wholesale – 2.61%
	Houston Wire & Cable Co.(a)	38,400	659,328
	Ingram Micro, Inc.(b)	25,000	401,750
	Owens & Minor, Inc.(a)	20,100	974,850
	WESCO International, Inc.(b)	21,800	701,524
			2,737,452
	Entertainment – 0.64%
	Lions Gate Entertainment Corp.(b)	74,400	677,040
	Home Builders – 0.33%
	NVR, Inc.(b)	600	343,200
	Leisure Time – 0.41%
	Ambassadors Group, Inc.	27,200	432,752
	Office Furnishings – 0.21%
	Knoll, Inc.	14,600	220,752
	Retail – 9.00%
	Aeropostale, Inc.(a)(b)	30,000	963,300
	Big Lots, Inc.(a)(b)	20,400	567,732
	BJ's Wholesale Club, Inc.(a)(b)	6,100	237,046
	Cash America International, Inc.(a)	17,400	627,096
	CEC Entertainment, Inc.(b)	21,800	723,760
	CKE Restaurants, Inc.	60,700	643,420
	Ezcorp, Inc.(b)	43,900	825,320
	First Cash Financial Services, Inc.(b)	49,000	735,000
	Genesco, Inc.(b)	20,200	676,296
	Hot Topic, Inc.(b)	45,900	303,399
	Liz Claiborne, Inc.	30,300	497,829
	Panera Bread Co.(a)(b)	9,500	483,550
	PF Chang's China Bistro, Inc.(a)(b)	29,200	687,368
	RadioShack Corp.(a)	29,500	509,760
	The Pantry, Inc.(b)	45,800	970,502
			9,451,378
	Toys & Hobbies – 0.50%
	Hasbro, Inc.	15,100	524,272
	Total Consumer, Cyclical
	(Cost: $19,583,380)		18,510,604
	Consumer, Non-cyclical – 8.35%
	Commerical Services – 6.49%
	AerCap Holdings NV(b)	27,500	291,775
	AMN Healthcare Services, Inc.(b)	40,500	711,585
	Arbitron, Inc.	4,800	214,512
	Bowne & Co, Inc.	37,500	433,125
	Corporate Executive Board Co.	20,900	653,125
	Heidrick & Struggles International, Inc.	14,100	425,115
	Hewitt Associates, Inc.(b)	23,900	870,916
	Kenexa Corp.(b)	35,600	562,124
	MAXIMUS, Inc.	20,500	755,220
	Rent-A-Center, Inc.(b)	11,000	245,080
	Resources Connection, Inc.(b)	35,500	799,815
	TNS, Inc.(b)	21,000	406,770
	TrueBlue, Inc.(b)	27,400	442,784
			6,811,946
	Food – 1.59%
	Diamond Foods, Inc.	30,600	857,718
	Nash Finch Co.	18,700	806,344
			1,664,062
	Household Products/Wares – 0.27%
	Helen of Troy Ltd.(b)	12,600	286,902
	Total Consumer, Non-Cyclical
	(Cost: $9,134,727)		8,762,910
	Energy – 5.83%
	Coal – 0.63%
	Massey Energy Co.	7,800	278,226
	Walter Industries, Inc.	8,100	384,345
			662,571
	Oil & Gas – 4.56%
	Cimarex Energy Co.	8,500	415,735
	Energy Partners Ltd.(b)	66,900	580,023
	Mariner Energy, Inc.(b)	20,600	422,300
	Patterson-UTI Energy, Inc.	47,200	944,944
	Rosetta Resources, Inc.(b)	34,300	629,748
	Swift Energy Co.(b)	15,200	588,088
	W&T Offshore, Inc.	27,100	739,559
	Williams Clayton Energy, Inc.(b)	6,600	465,498
			4,785,895
	Oil & Gas Services – 0.33%
	Oil States International, Inc.(b)	4,500	159,075
	Superior Energy Services(b)	6,100	189,954
			349,029
	Pipelines – 0.31%
	Oneok, Inc.	9,300	319,920
	Total Energy
	(Cost: $7,933,677)		6,117,415
	Financial – 17.53%
	Banks – 5.54%
	Chemical Financial Corp.(a)	15,200	473,328
	City Holding Co.	14,300	604,175
	Credicorp Ltd.	6,900	429,525
	First Midwest Bancorp, Inc.(a)	24,700	598,728
	Hancock Holding, Co.	13,400	683,400
	Oriental Financial Group(a)	42,000	750,120
	Provident Bankshares Corp.(a)	45,900	445,689
	Sterling Financial Corp.(a)	71,000	1,029,500
	SVB Financial Group(a)(b)	8,900	515,488
	Webster Financial Corp.	11,500	290,375
			5,820,328
	Diversified Financial Services – 3.25%
	Federated Investors, Inc.	11,700	337,545
	Interactive Brokers Group, Inc.(a)(b)	14,100	312,597
	Investment Technology Group, Inc.(b)	20,400	620,772
	Knight Capital Group, Inc.(b)	30,900	459,174
	optionsXpress Holdings, Inc.	33,900	658,338
	SWS Group, Inc.	32,400	653,184
	TradeStation Group, Inc.(b)	39,400	368,390
			3,410,000
	Financial Services – 1.20%
	Banco Latinoamericano De Exportaciones SA	41,900	604,198
	Greenhill & Co., Inc.(a)	8,900	656,375
			1,260,573
	Insurance – 7.54%
	American Physicians Capital, Inc.	8,500	359,805
	Amerisafe, Inc.(b)	21,900	398,580
	Axis Capital Holdings Ltd.	30,300	960,813
	Endurance Specialty Holdings Ltd.	11,900	367,948
	FPIC Insurance Group, Inc.(a)(b)	8,700	447,093
	Hanover Insurance Group, Inc.	12,100	550,792
	Infinity Property & Casualty Corp.	10,100	416,120
	Platinum Underwriters Holdings Ltd.	25,100	890,548
	Renaissancere Holdings Ltd.	14,000	728,000
	RLI Corp.	14,800	918,932
	Safety Insurance Group, Inc.	18,600	705,498
	StanCorp. Financial Group, Inc.	16,800	873,600
	W.R. Berkley Corp.	12,500	294,375
			7,912,104
	Total Financial
	(Cost: $18,624,869)		18,403,005
	Healthcare – 13.08%
	Biotechnology – 1.07%
	Alexion Pharmaceuticals, Inc.(b)	14,000	550,200
	Enzon Pharmaceuticals, Inc.(a)(b)	78,200	577,116
			1,127,316
	Healthcare-Products – 4.11%
	Conmed Corp.(a)(b)	25,200	806,400
	Invacare Corp.(a)	25,000	603,500
	Mentor Corp.(a)	15,200	362,672
	Patterson Cos., Inc.(b)	13,400	407,494
	PSS World Medical, Inc.(b)	47,700	930,150
	Quidel Corp.(b)	13,400	219,894
	Steris Corp.	26,100	980,838
			4,310,948
	Healthcare-Services – 2.58%
	Centene Corp.(b)	18,000	369,180
	LifePoint Hospitals, Inc.(a)(b)	23,800	764,932
	Lincare Holdings, Inc.(b)	25,800	776,322
	Universal Health Services, Inc.	14,300	801,229
			2,711,663
	Pharmaceuticals – 5.32%
	Alkermes, Inc.(b)	32,800	436,240
	Biovail Corp.	58,100	567,637
	Cubist Pharmaceuticals, Inc.(b)	33,600	746,928
	Endo Pharmaceuticals Holdings, Inc.(b)	36,900	738,000
	Herbalife Ltd.	20,000	790,400
	King Pharmaceuticals, Inc.(b)	32,400	310,392
	NBTY, Inc.(b)	15,500	457,560
	Omnicare, Inc.(a)	13,600	391,272
	OSI Pharmaceuticals, Inc.(a)(b)	12,600	621,054
	The Medicines Co.(b)	22,400	520,128
			5,579,611
	Total Healthcare
	(Cost: $14,364,439)		13,729,538
	Industrial – 12.56%
	Aerospace & Defense – 0.65%
	Triumph Group, Inc.	14,900	681,079
	Building Materials – 1.71%
	Gibraltar Industries, Inc.(a)	19,300	361,103
	Lennox International, Inc.	23,100	768,537
	NCI Building Systems, Inc.(a)(b)	21,100	669,925
			1,799,565
	Electrical Components & Equipment – 1.15%
	Arrow Electronics, Inc.(b)	21,600	566,352
	Insteel Industries, Inc.	47,200	641,448
			1,207,800
	Electronics – 1.97%
	Coherent, Inc.(b)	23,700	842,535
	CTS Corp.	11,500	146,970
	Methode Electronics, Inc.	39,400	352,236
	Multi-Fineline Electronix, Inc.(b)	11,300	167,127
	Newport Corp.(b)	52,300	563,794
			2,072,662
	Machinery-Diversified – 0.92%
	Columbus McKinnon Corp.(b)	27,200	641,104
	Gardner Denver, Inc.(b)	9,400	326,368
			967,472
	Metal Fabricate & Hardware – 0.85%
	Mueller Industries, Inc.	8,400	193,284
	Worthington Industries, Inc.(a)	46,400	693,216
			886,500
	Miscellaneous Manufacturing – 2.71%
	A.O. Smith Corp.	20,300	795,557
	Carlisle Cos., Inc.	13,600	407,592
	Ceradyne, Inc.(a)(b)	5,700	208,962
	EnPro Industries, Inc.(b)	19,700	732,052
	Tredegar Corp.	39,300	699,147
			2,843,310
	Transportation – 2.60%
	American Commercial Lines, Inc.(a)(b)	71,900	765,016
	Overseas Shipholding Group, Inc.	12,400	723,044
	Ryder System, Inc.	8,500	527,000
	Tsakos Energy Navigation Ltd.	24,100	714,806
			2,729,866
	Total Industrial
	(Cost: $14,344,131)		13,188,254
	Technology – 8.19%
	Computer Software & Services – 0.69%
	CSG Systems International, Inc.(b)	41,100	720,483
	Computers – 1.27%
	CACI International, Inc.(b)	4,600	230,460
	Insight Enterprises, Inc.(b)	46,300	620,883
	SYKES Enterprises, Inc.(b)	22,100	485,316
			1,336,659
	Data Processing – 0.39%
	Fair Isaac Corp.(a)	17,700	407,985
	Office & Business Equipment – 0.75%
	Ikon Office Solutions, Inc.	46,200	785,862
	Semiconductors – 3.19%
	Applied Micro Circuits Corp.(b)	68,900	412,022
	Cirrus Logic, Inc.(b)	71,000	386,950
	Micrel, Inc.	23,900	216,773
	QLogic Corp.(b)	45,700	701,952
	Silicon Image, Inc.(b)	116,700	623,178
	Silicon Laboratories, Inc.(a)(b)	12,700	389,890
	Supertex, Inc.(b)	22,000	619,520
			3,350,285
	Software – 1.90%
	Acxiom Corp.	65,600	822,624
	Compuware Corp.(b)	48,400	468,996
	Sybase, Inc.(a)(b)	8,600	263,332
	Take-Two Interactive Software, Inc.(b)	26,600	436,240
			1,991,192
	Total Technology
	(Cost: $9,249,002)		8,592,466
	Utilities – 3.89%
	Electric – 3.07%
	Alliant Energy Corp.	28,900	930,869
	Centerpoint Energy, Inc.	27,600	402,132
	El Paso Electric Co.(b)	40,500	850,500
	MDU Resources Group, Inc.	13,000	377,000
	NorthWestern Corp.	8,800	221,144
	OGE Energy Corp.	6,800	209,984
	Sierra Pacific Resources	24,400	233,752
			3,225,381
	Gas – 0.82%
	UGI Corp.	33,100	853,318
	Total Utilities
	(Cost: $4,501,151)		4,078,699
	Total Common Stocks
	(Cost $111,925,738)		103,513,748
	Exchange Traded Fund – 0.40%
	iShares Russell 2000 Index Fund(a)	6,100	417,179
	Total Exchange Traded Fund
	(Cost: $449,346)		417,179

		Par Value/
		Number	Fair
		of Shares	Value
	Short-Term Investments – 19.04%
	Investment Trust -- 18.16%
	Securities Lending Investment Fund,
	a series of the Brown Brothers Investment Trust, 2.32%(c)(d)	19,062,064	19,062,064
	Time Deposit – 0.88%
	Bank of America (London) - 3.47%, 10/01/2008	$929,561	929,561
	Total Short-Term Investments
	(Cost $19,991,625)		19,991,625
	Total Investments
	(Cost $132,366,709) – 118.05%		123,922,552
	Liabilities in Excess of Other Assets, Net (18.05)%		(18,946,019)
	Total Net Assets – 100.00%		$104,976,533

	ADR - American Depositary Receipt

(a)	All or a portion of the security out on loan.
(b)	Non-income producing security.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	The rate shown is the annualized seven-day yield at period end.

Item 2. Controls and Procedures

1.
The registrant’s principal executive and principal financial officers have determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.133 CERT

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quaker investment trust

By:           /s/ Jeffry H. King______________________
    Jeffry H. King, Sr., Chief Executive Officer

Date:        ____11/10/08________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Jeffry H. King______________________
   Jeffry H. King, Sr., Chief Executive Officer

Date:        ___11/10/08__________________________

By:           /s/Laurie Keyes_______________________
                Laurie Keyes, Treasurer

Date:       _____11/10/08______________________________